RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amounts due to offices

	December 31,
	2021	2020
Salaries and allowances	$4,108,500	$3,984,000
Invoices paid on behalf of the Company	615,232	904,913
Total	$4,723,732	$4,888,913